JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — 99.2%
Aerospace & Defense — 1.1%
AAR Corp. *	91	3,781
AeroVironment, Inc. * (a)	14	1,602
Astronics Corp. *	141	2,535
Maxar Technologies, Inc.	68	2,583
Moog, Inc., Class A	12	985
Triumph Group, Inc. * (a)	28	515

		12,001

Air Freight & Logistics — 0.6%
Echo Global Logistics, Inc. *	145	4,553
Hub Group, Inc., Class A *	26	1,749

		6,302

Airlines — 0.6%
Allegiant Travel Co. *	13	3,075
SkyWest, Inc. *	58	3,144

		6,219

Auto Components — 1.2%
Adient plc *	95	4,186
Cooper Tire & Rubber Co.	19	1,069
Dana, Inc.	187	4,550
Gentherm, Inc. *	27	1,986
Lear Corp.	11	1,994

		13,785

Automobiles — 0.2%
Winnebago Industries, Inc.	22	1,665

Banks — 7.9%
1st Source Corp.	20	957
Atlantic Union Bankshares Corp.	16	623
BancFirst Corp.	62	4,369
BancorpSouth Bank	83	2,697
Banner Corp.	64	3,422
Brookline Bancorp, Inc.	117	1,755
Cadence BanCorp	270	5,592
Cathay General Bancorp	110	4,468
Central Pacific Financial Corp.	101	2,684
CIT Group, Inc.	60	3,085
Columbia Banking System, Inc.	105	4,536
CVB Financial Corp.	134	2,958
Enterprise Financial Services Corp.	19	939
Equity Bancshares, Inc., Class A *	38	1,041
First Commonwealth Financial Corp.	135	1,945
First Community Bankshares, Inc.	9	264
First Hawaiian, Inc.	46	1,262
First Horizon Corp.	55	933
First Merchants Corp.	79	3,683
Flushing Financial Corp.	27	583
Great Western Bancorp, Inc.	123	3,732
HarborOne Bancorp, Inc.	36	484
HomeTrust Bancshares, Inc.	46	1,125
Hope Bancorp, Inc.	321	4,831
Independent Bank Corp.	39	913
Investors Bancorp, Inc.	91	1,335
Old National Bancorp	233	4,497
People’s United Financial, Inc.	45	803
Pinnacle Financial Partners, Inc. (a)	33	2,961
Simmons First National Corp., Class A	104	3,077
Trustmark Corp.	117	3,949
UMB Financial Corp.	32	2,920
Webster Financial Corp.	59	3,274
Westamerica BanCorp	38	2,412
Western Alliance Bancorp	28	2,644

		86,753

Biotechnology — 7.8%
ACADIA Pharmaceuticals, Inc. *	63	1,620
Akebia Therapeutics, Inc. *	910	3,080
Alector, Inc. *	16	325
Amicus Therapeutics, Inc. *	229	2,260
Arena Pharmaceuticals, Inc. *	40	2,753
Atara Biotherapeutics, Inc. *	101	1,448
Athenex, Inc. * (a)	98	422
Biohaven Pharmaceutical Holding Co. Ltd. *	41	2,768
Black Diamond Therapeutics, Inc. * (a)	37	890
Bluebird Bio, Inc. *	7	210
Bolt Biotherapeutics, Inc. * (a)	72	2,365
Bridgebio Pharma, Inc. * (a)	33	2,057
Clovis Oncology, Inc. * (a)	129	904
CytomX Therapeutics, Inc. *	44	344
Decibel Therapeutics, Inc. *	2	26
Dicerna Pharmaceuticals, Inc. *	83	2,117
Eagle Pharmaceuticals, Inc. *	24	1,019
Eiger BioPharmaceuticals, Inc. *	106	935
Emergent BioSolutions, Inc. *	8	697
Esperion Therapeutics, Inc. * (a)	14	387
Flexion Therapeutics, Inc. * (a)	139	1,242
Global Blood Therapeutics, Inc. *	34	1,365
Gritstone Oncology, Inc. * (a)	18	168
Harpoon Therapeutics, Inc. *	213	4,457
Homology Medicines, Inc. *	27	254
Intercept Pharmaceuticals, Inc. * (a)	57	1,306
Kronos Bio, Inc. * (a)	88	2,570
La Jolla Pharmaceutical Co. * (a)	39	165
Ligand Pharmaceuticals, Inc. * (a)	14	2,089
LogicBio Therapeutics, Inc. *	179	1,303
Mersana Therapeutics, Inc. *	111	1,792
Metacrine, Inc. * (a)	260	1,609
Myriad Genetics, Inc. *	78	2,368
Novavax, Inc. * (a)	23	4,170
Protagonist Therapeutics, Inc. *	103	2,678
Puma Biotechnology, Inc. * (a)	139	1,353
REGENXBIO, Inc. *	45	1,535
REVOLUTION Medicines, Inc. *	19	849
Sana Biotechnology, Inc. * (a)	108	3,618
Sarepta Therapeutics, Inc. * (a)	63	4,685
Sensei Biotherapeutics, Inc. *	122	1,769
Seres Therapeutics, Inc. * (a)	90	1,849
Sigilon Therapeutics, Inc. *	107	2,389
Solid Biosciences, Inc. *	41	229
Sutro Biopharma, Inc. * (a)	16	370
TCR2 Therapeutics, Inc. *	34	741
TG Therapeutics, Inc. * (a)	80	3,846
UroGen Pharma Ltd. * (a)	56	1,097
Vanda Pharmaceuticals, Inc. *	247	3,708
Voyager Therapeutics, Inc. * (a)	454	2,140
Xencor, Inc. *	51	2,177
Y-mAbs Therapeutics, Inc. * (a)	5	142

		86,660

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Building Products — 1.3%
Advanced Drainage Systems, Inc.	12	1,230
Builders FirstSource, Inc. *	201	9,323
Cornerstone Building Brands, Inc. *	93	1,306
Gibraltar Industries, Inc. *	7	613
Quanex Building Products Corp.	46	1,214
UFP Industries, Inc.	13	1,016

		14,702

Capital Markets — 1.9%
Artisan Partners Asset Management, Inc., Class A	10	537
Blucora, Inc. *	164	2,734
Brightsphere Investment Group, Inc.	73	1,490
Cohen & Steers, Inc.	9	568
Cowen, Inc., Class A (a)	84	2,966
Donnelley Financial Solutions, Inc. *	45	1,245
Federated Hermes, Inc.	52	1,621
Focus Financial Partners, Inc., Class A *	72	2,984
Houlihan Lokey, Inc.	4	254
Piper Sandler Cos.	10	1,064
Stifel Financial Corp.	56	3,577
Virtus Investment Partners, Inc.	9	2,190

		21,230

Chemicals — 1.7%
Avient Corp.	83	3,925
FutureFuel Corp.	101	1,473
Ingevity Corp. *	28	2,092
Koppers Holdings, Inc. *	65	2,256
Kraton Corp. *	10	370
Minerals Technologies, Inc.	12	932
PQ Group Holdings, Inc.	39	656
Trinseo SA	38	2,408
Tronox Holdings plc, Class A	236	4,315

		18,427

Commercial Services & Supplies — 2.0%
ABM Industries, Inc.	70	3,547
ACCO Brands Corp.	224	1,894
Brink’s Co. (The)	16	1,291
Ennis, Inc.	113	2,414
Heritage-Crystal Clean, Inc. *	24	654
Herman Miller, Inc.	94	3,881
HNI Corp.	77	3,043
Quad/Graphics, Inc. *	154	545
SP Plus Corp. *	35	1,148
Steelcase, Inc., Class A	80	1,154
Team, Inc. *	47	538
Tetra Tech, Inc.	13	1,764

		21,873

Communications Equipment — 0.4%
ADTRAN, Inc.	52	867
Extreme Networks, Inc. *	410	3,587
PCTEL, Inc. *	48	331

		4,785

Construction & Engineering — 4.0%
API Group Corp. * (b)	136	2,815
Arcosa, Inc.	47	3,053
Argan, Inc.	94	4,988
Comfort Systems USA, Inc.	42	3,148
EMCOR Group, Inc.	71	7,907
MasTec, Inc. *	94	8,836
Matrix Service Co. * (a)	234	3,062
MYR Group, Inc. *	28	2,001
Primoris Services Corp.	176	5,824
Tutor Perini Corp. *	133	2,511

		44,145

Construction Materials — 0.1%
Forterra, Inc. *	10	242
Summit Materials, Inc., Class A *	22	602
US Concrete, Inc. *	10	748

		1,592

Consumer Finance — 0.7%
Credit Acceptance Corp. * (a)	4	1,360
EZCORP, Inc., Class A *	43	213
FirstCash, Inc.	21	1,354
Green Dot Corp., Class A *	17	794
Navient Corp.	248	3,543
Nelnet, Inc., Class A	5	356
Regional Management Corp.	19	645

		8,265

Containers & Packaging — 0.3%
Graphic Packaging Holding Co.	44	801
Myers Industries, Inc.	13	262
O-I Glass, Inc. *	121	1,777
Pactiv Evergreen, Inc.	38	528

		3,368

Distributors — 0.6%
Core-Mark Holding Co., Inc.	133	5,151
ThredUp, Inc., Class A *	62	1,455

		6,606

Diversified Consumer Services — 0.2%
Coursera, Inc. *	18	794
Houghton Mifflin Harcourt Co. *	172	1,312

		2,106

Diversified Telecommunication Services — 0.4%
Consolidated Communications Holdings, Inc. *	478	3,445
ORBCOMM, Inc. *	148	1,132

		4,577

Electric Utilities — 0.6%
IDACORP, Inc.	6	610
PNM Resources, Inc.	29	1,408
Portland General Electric Co.	63	2,996
Spark Energy, Inc., Class A (a)	102	1,090

		6,104

Electrical Equipment — 1.6%
AZZ, Inc.	18	886
Bloom Energy Corp., Class A * (a)	121	3,268
LSI Industries, Inc.	31	268
Plug Power, Inc. *	13	462
Powell Industries, Inc.	54	1,833
Shoals Technologies Group, Inc., Class A *	188	6,553
Sunrun, Inc. * (a)	64	3,871
Thermon Group Holdings, Inc. *	37	721

		17,862

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Electronic Equipment, Instruments & Components — 2.5%
Bel Fuse, Inc., Class B	158	3,135
Benchmark Electronics, Inc.	133	4,116
Fabrinet (Thailand) *	37	3,333
Insight Enterprises, Inc. *	9	811
Kimball Electronics, Inc. *	27	689
Knowles Corp. *	82	1,713
OSI Systems, Inc. *	22	2,112
Sanmina Corp. *	47	1,924
ScanSource, Inc. *	174	5,212
TTM Technologies, Inc. *	124	1,794
Vishay Intertechnology, Inc.	138	3,313

		28,152

Energy Equipment & Services — 0.5%
ChampionX Corp. *	30	654
Helix Energy Solutions Group, Inc. *	135	681
NexTier Oilfield Solutions, Inc. *	204	758
Oceaneering International, Inc. *	25	284
Oil States International, Inc. * (a)	96	577
Patterson-UTI Energy, Inc.	151	1,077
ProPetro Holding Corp. *	121	1,294
Select Energy Services, Inc., Class A *	52	260

		5,585

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A * (a)	24	240
Cinemark Holdings, Inc. * (a)	44	889
Eros STX Global Corp. (United Arab Emirates) * (a)	47	85

		1,214

Equity Real Estate Investment Trusts (REITs) — 4.6%
Acadia Realty Trust	27	508
Agree Realty Corp.	13	841
Alexander & Baldwin, Inc.	57	963
American Assets Trust, Inc.	19	629
American Finance Trust, Inc.	68	664
Americold Realty Trust	42	1,619
Broadstone Net Lease, Inc.	70	1,276
CareTrust REIT, Inc.	34	789
CatchMark Timber Trust, Inc., Class A	21	210
Centerspace	5	326
Chatham Lodging Trust *	14	184
City Office REIT, Inc.	70	742
Colony Capital, Inc. * (a)	164	1,065
Columbia Property Trust, Inc.	11	192
Community Healthcare Trust, Inc.	22	992
DiamondRock Hospitality Co. *	229	2,361
Easterly Government Properties, Inc.	33	686
Equity LifeStyle Properties, Inc.	5	293
Essential Properties Realty Trust, Inc.	53	1,205
First Industrial Realty Trust, Inc.	43	1,955
Four Corners Property Trust, Inc.	88	2,419
Getty Realty Corp.	55	1,546
Gladstone Commercial Corp.	51	995
Global Medical REIT, Inc.	8	102
Global Net Lease, Inc.	37	659
Healthcare Realty Trust, Inc.	28	858
Highwoods Properties, Inc.	14	618
Innovative Industrial Properties, Inc. (a)	8	1,351
Kite Realty Group Trust	31	600
National Health Investors, Inc.	2	159
New Senior Investment Group, Inc.	210	1,310
Physicians Realty Trust	50	875
Piedmont Office Realty Trust, Inc., Class A	82	1,428
Plymouth Industrial REIT, Inc.	80	1,348
PotlatchDeltic Corp.	48	2,556
QTS Realty Trust, Inc., Class A (a)	33	2,066
Retail Opportunity Investments Corp.	40	641
Retail Properties of America, Inc., Class A	73	764
Ryman Hospitality Properties, Inc. *	18	1,356
Sabra Health Care REIT, Inc.	112	1,951
Saul Centers, Inc.	6	233
Service Properties Trust	54	645
SITE Centers Corp.	52	711
STAG Industrial, Inc.	60	2,007
Summit Hotel Properties, Inc. *	29	290
Sunstone Hotel Investors, Inc. *	258	3,212
UMH Properties, Inc.	42	807
Xenia Hotels & Resorts, Inc. *	82	1,608

		50,615

Food & Staples Retailing — 0.0% (c)
Andersons, Inc. (The)	7	195
SpartanNash Co. (a)	8	153

		348

Food Products — 1.4%
Darling Ingredients, Inc. *	153	11,285
Fresh Del Monte Produce, Inc. (a)	35	999
John B Sanfilippo & Son, Inc.	22	1,943
Seneca Foods Corp., Class A *	35	1,665

		15,892

Gas Utilities — 0.5%
New Jersey Resources Corp.	22	885
Northwest Natural Holding Co.	25	1,343
ONE Gas, Inc.	28	2,169
Southwest Gas Holdings, Inc.	20	1,340

		5,737

Health Care Equipment & Supplies — 4.0%
Accuray, Inc. * (a)	494	2,447
AngioDynamics, Inc. *	115	2,686
Cardiovascular Systems, Inc. * (a)	81	3,090
Cutera, Inc. * (a)	11	322
Integer Holdings Corp. *	53	4,895
iRhythm Technologies, Inc. *	26	3,555
LivaNova plc *	36	2,684
Lucira Health, Inc. * (a)	6	74
Natus Medical, Inc. *	98	2,507
NuVasive, Inc. *	120	7,840
Ortho Clinical Diagnostics Holdings plc *	112	2,170
Outset Medical, Inc. * (a)	12	647
SeaSpine Holdings Corp. *	139	2,422
STAAR Surgical Co. *	47	4,954
Talis Biomedical Corp. * (a)	13	163
Varex Imaging Corp. * (a)	37	762
Zynex, Inc. * (a)	173	2,636

		43,854

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Health Care Providers & Services — 2.7%
AdaptHealth Corp. *	223	8,180
Apollo Medical Holdings, Inc. * (a)	13	349
Cross Country Healthcare, Inc. *	388	4,845
Ensign Group, Inc. (The)	2	225
HealthEquity, Inc. *	25	1,720
LHC Group, Inc. *	8	1,434
ModivCare, Inc. * (a)	3	370
Owens & Minor, Inc.	81	3,037
Patterson Cos., Inc.	66	2,103
Signify Health, Inc., Class A *	46	1,348
Tenet Healthcare Corp. *	88	4,580
Tivity Health, Inc. * (a)	16	355
Triple-S Management Corp., Class B (Puerto Rico) *	56	1,458

		30,004

Health Care Technology — 1.4%
Allscripts Healthcare Solutions, Inc. *	677	10,162
Evolent Health, Inc., Class A * (a)	215	4,333
Inspire Medical Systems, Inc. *	3	662

		15,157

Hotels, Restaurants & Leisure — 2.3%
BJ’s Restaurants, Inc. * (a)	48	2,776
Bloomin’ Brands, Inc. *	202	5,451
Boyd Gaming Corp. *	76	4,453
Brinker International, Inc. *	52	3,668
Marriott Vacations Worldwide Corp. * (a)	35	6,149
Penn National Gaming, Inc. *	26	2,694

		25,191

Household Durables — 2.1%
Hooker Furniture Corp.	23	846
KB Home	28	1,282
Meritage Homes Corp. *	11	984
TopBuild Corp. *	31	6,408
Tri Pointe Homes, Inc. *	455	9,258
Tupperware Brands Corp. *	33	872
Vizio Holding Corp., Class A *	160	3,872

		23,522

Household Products — 0.1%
Central Garden & Pet Co., Class A *	25	1,318

Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy, Inc.	36	953
Clearway Energy, Inc., Class C	9	253

		1,206

Insurance — 1.0%
Ambac Financial Group, Inc. *	16	266
American Equity Investment Life Holding Co.	54	1,708
Argo Group International Holdings Ltd.	22	1,092
CNO Financial Group, Inc.	147	3,581
First American Financial Corp.	13	735
Heritage Insurance Holdings, Inc.	9	103
Horace Mann Educators Corp.	5	225
James River Group Holdings Ltd. (a)	10	474
Primerica, Inc.	7	1,086
ProAssurance Corp.	19	495
Stewart Information Services Corp.	20	1,030

		10,795

Interactive Media & Services — 0.6%
EverQuote, Inc., Class A *	51	1,844
Yelp, Inc. *	111	4,340

		6,184

Internet & Direct Marketing Retail — 0.7%
Groupon, Inc. *	10	491
PubMatic, Inc., Class A * (a)	42	2,089
Stamps.com, Inc. *	19	3,810
Stitch Fix, Inc., Class A * (a)	23	1,115

		7,505

IT Services — 2.4%
CSG Systems International, Inc.	11	489
DigitalOcean Holdings, Inc. * (a)	66	2,786
Euronet Worldwide, Inc. *	4	560
Evo Payments, Inc., Class A *	103	2,832
LiveRamp Holdings, Inc. *	46	2,366
NIC, Inc.	31	1,050
Perficient, Inc. * (a)	106	6,210
Perspecta, Inc.	221	6,405
Sykes Enterprises, Inc. *	61	2,676
Verra Mobility Corp. * (a)	116	1,571

		26,945

Life Sciences Tools & Services — 1.3%
Adaptive Biotechnologies Corp. *	23	922
Berkeley Lights, Inc. *	25	1,276
Medpace Holdings, Inc. *	25	4,081
Pacific Biosciences of California, Inc. *	41	1,369
Personalis, Inc. * (a)	192	4,713
Seer, Inc. * (a)	45	2,236

		14,597

Machinery — 2.5%
Albany International Corp., Class A	5	417
Altra Industrial Motion Corp.	73	4,027
Astec Industries, Inc. (a)	58	4,389
Barnes Group, Inc.	25	1,239
Douglas Dynamics, Inc.	52	2,411
EnPro Industries, Inc.	24	2,081
Kadant, Inc.	14	2,623
Manitowoc Co., Inc. (The) *	82	1,699
Meritor, Inc. *	67	1,962
Rexnord Corp.	10	457
Wabash National Corp.	282	5,305
Welbilt, Inc. *	70	1,129

		27,739

Marine — 0.1%
Costamare, Inc. (Monaco)	65	623

Media — 1.3%
AMC Networks, Inc., Class A * (a)	65	3,466
comScore, Inc. *	217	793
Hemisphere Media Group, Inc. *	149	1,733
National CineMedia, Inc.	370	1,710
Sinclair Broadcast Group, Inc., Class A (a)	151	4,412
WideOpenWest, Inc. *	170	2,310

		14,424

Metals & Mining — 1.8%
Alcoa Corp. *	91	2,947
Allegheny Technologies, Inc. *	100	2,106

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Arconic Corp. *	63	1,607
Carpenter Technology Corp.	15	634
Century Aluminum Co. *	17	291
Cleveland-Cliffs, Inc.	222	4,466
Coeur Mining, Inc. *	36	325
Commercial Metals Co.	83	2,566
Hecla Mining Co.	97	550
Kaiser Aluminum Corp.	11	1,193
SunCoke Energy, Inc.	252	1,767
Warrior Met Coal, Inc.	105	1,797
Worthington Industries, Inc.	3	200

		20,449

Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Ares Commercial Real Estate Corp.	46	627
Blackstone Mortgage Trust, Inc., Class A (a)	71	2,192
Ellington Financial, Inc.	51	812
Granite Point Mortgage Trust, Inc.	57	681
Great Ajax Corp.	7	71
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	44	2,462
KKR Real Estate Finance Trust, Inc. (a)	69	1,262
Ladder Capital Corp.	131	1,551
New York Mortgage Trust, Inc. (a)	22	97
PennyMac Mortgage Investment Trust	112	2,199
Redwood Trust, Inc.	253	2,634
TPG RE Finance Trust, Inc. (a)	75	839
Two Harbors Investment Corp. (a)	36	267

		15,694

Multiline Retail — 0.7%
Dillard’s, Inc., Class A (a)	36	3,486
Macy’s, Inc. *	229	3,709

		7,195

Multi-Utilities — 0.2%
Black Hills Corp.	27	1,789

Oil, Gas & Consumable Fuels — 1.8%
Antero Resources Corp. *	262	2,671
Arch Resources, Inc. *	28	1,163
CNX Resources Corp. * (a)	51	753
CVR Energy, Inc.	7	138
Delek US Holdings, Inc.	42	923
Dorian LPG Ltd. *	56	733
Green Plains, Inc. * (a)	39	1,053
Magnolia Oil & Gas Corp., Class A *	186	2,132
Ovintiv, Inc.	77	1,832
PDC Energy, Inc. *	80	2,756
Range Resources Corp. *	137	1,414
Renewable Energy Group, Inc. *	35	2,300
REX American Resources Corp. *	13	1,117
W&T Offshore, Inc. * (a)	219	785

		19,770

Paper & Forest Products — 1.0%
Domtar Corp.	55	2,048
Glatfelter Corp.	87	1,497
Louisiana-Pacific Corp.	87	4,838
Neenah, Inc.	15	760
Verso Corp., Class A	95	1,388

		10,531

Personal Products — 0.8%
BellRing Brands, Inc., Class A *	193	4,557
Herbalife Nutrition Ltd. *	27	1,188
Medifast, Inc.	10	2,203
USANA Health Sciences, Inc. * (a)	12	1,127

		9,075

Pharmaceuticals — 2.2%
Amneal Pharmaceuticals, Inc. * (a)	328	2,204
Arvinas, Inc. *	2	101
Endo International plc *	724	5,365
Fulcrum Therapeutics, Inc. * (a)	199	2,348
Horizon Therapeutics plc *	48	4,422
Landos Biopharma, Inc. * (a)	167	1,610
Lannett Co., Inc. * (a)	383	2,021
Lyra Therapeutics, Inc. *	131	1,522
Marinus Pharmaceuticals, Inc. * (a)	111	1,720
Reata Pharmaceuticals, Inc., Class A * (a)	21	2,136
VYNE Therapeutics, Inc. * (a)	8	56
WaVe Life Sciences Ltd. * (a)	178	999

		24,504

Professional Services — 2.2%
Barrett Business Services, Inc.	15	1,033
CACI International, Inc., Class A *	10	2,553
Heidrick & Struggles International, Inc.	9	311
Huron Consulting Group, Inc. *	71	3,580
KBR, Inc.	31	1,179
Kelly Services, Inc., Class A *	51	1,129
Kforce, Inc.	53	2,846
Korn Ferry	37	2,277
ManTech International Corp., Class A	41	3,521
TrueBlue, Inc. *	133	2,937
Upwork, Inc. * (a)	67	3,009

		24,375

Real Estate Management & Development — 0.4%
eXp World Holdings, Inc. * (a)	41	1,872
Realogy Holdings Corp. *	160	2,427

		4,299

Road & Rail — 0.7%
ArcBest Corp.	105	7,419
Schneider National, Inc., Class B	20	487

		7,906

Semiconductors & Semiconductor Equipment — 3.0%
Amkor Technology, Inc.	262	6,205
Cirrus Logic, Inc. *	18	1,505
Cohu, Inc. *	40	1,661
MACOM Technology Solutions Holdings, Inc. *	17	969
Maxeon Solar Technologies Ltd. * (a)	27	866
NeoPhotonics Corp. *	314	3,753
Rambus, Inc. *	220	4,269
SMART Global Holdings, Inc. * (a)	223	10,268
SunPower Corp. * (a)	50	1,676
Veeco Instruments, Inc. *	101	2,093

		33,265

Software — 4.7%
ACI Worldwide, Inc. *	84	3,186
Asana, Inc., Class A * (a)	42	1,195
Asure Software, Inc. *	137	1,048
Avaya Holdings Corp. *	159	4,443

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Box, Inc., Class A *	126	2,884
CommVault Systems, Inc. *	63	4,060
Digital Turbine, Inc. *	28	2,242
eGain Corp. * (a)	344	3,264
Envestnet, Inc. *	4	289
JFrog Ltd. (Israel) * (a)	13	572
McAfee Corp., Class A (a)	151	3,431
MicroStrategy, Inc., Class A * (a)	5	3,224
Proofpoint, Inc. *	9	1,094
Qualys, Inc. * (a)	50	5,290
SecureWorks Corp., Class A *	95	1,274
Sprout Social, Inc., Class A *	65	3,749
SVMK, Inc. * (a)	263	4,818
Synchronoss Technologies, Inc. * (a)	714	2,548
Viant Technology, Inc., Class A *	12	647
Workiva, Inc. *	37	3,221

		52,479

Specialty Retail — 3.7%
Abercrombie & Fitch Co., Class A *	192	6,581
Bed Bath & Beyond, Inc. * (a)	64	1,877
Children’s Place, Inc. (The) * (a)	18	1,248
Group 1 Automotive, Inc.	10	1,515
Guess?, Inc. (a)	80	1,880
Haverty Furniture Cos., Inc. (a)	32	1,205
Hibbett Sports, Inc. *	25	1,745
Lithia Motors, Inc., Class A	4	1,404
MarineMax, Inc. * (a)	19	928
Murphy USA, Inc.	25	3,647
ODP Corp. (The) *	92	3,978
Rent-A-Center, Inc.	26	1,516
Sleep Number Corp. *	53	7,647
Sonic Automotive, Inc., Class A	49	2,434
Winmark Corp.	4	820
Zumiez, Inc. *	70	2,993

		41,418

Technology Hardware, Storage & Peripherals — 0.2%
3D Systems Corp. *	44	1,210
Diebold Nixdorf, Inc. * (a)	74	1,039

		2,249

Textiles, Apparel & Luxury Goods — 1.4%
Crocs, Inc. *	39	3,146
Deckers Outdoor Corp. *	14	4,568
G-III Apparel Group Ltd. *	49	1,483
Lakeland Industries, Inc. *	219	6,087

		15,284

Thrifts & Mortgage Finance — 2.7%
Axos Financial, Inc. *	56	2,623
Essent Group Ltd.	106	5,030
HomeStreet, Inc.	47	2,054
Meridian Bancorp, Inc.	198	3,655
MGIC Investment Corp.	148	2,056
Mr. Cooper Group, Inc. *	31	1,091
NMI Holdings, Inc., Class A *	28	670
Northfield Bancorp, Inc.	187	2,975
PennyMac Financial Services, Inc.	41	2,715
Premier Financial Corp.	15	486
Radian Group, Inc.	121	2,815
Washington Federal, Inc.	111	3,404

		29,574

Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc.	2	210
Boise Cascade Co.	40	2,402
DXP Enterprises, Inc. *	44	1,341
Herc Holdings, Inc. *	151	15,301
MRC Global, Inc. *	162	1,461
NOW, Inc. *	425	4,285
Rush Enterprises, Inc., Class A	19	967
Veritiv Corp. *	22	956

		26,923

Water Utilities — 0.3%
American States Water Co.	40	2,991

Wireless Telecommunication Services — 0.2%
Gogo, Inc. * (a)	237	2,293

TOTAL COMMON STOCKS (Cost $776,288)		1,097,697

	No. of Rights (000)
RIGHTS — 0.0% (c)
Biotechnology — 0.0% (c)
Alder Biopharmaceuticals, Inc. * ‡ (Cost $ — )	187	164

	Shares (000)
SHORT-TERM INVESTMENTS — 9.1%
INVESTMENT COMPANIES — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (d) (e) (Cost $18,997)	18,987	18,997

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 7.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (d) (e)	69,107	69,114
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (d) (e)	12,608	12,608

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $81,721)		81,722

TOTAL SHORT-TERM INVESTMENTS (Cost $100,718)		100,719

Total Investments — 108.3% (Cost $877,006)		1,198,580
Liabilities in Excess of Other Assets — (8.3)%		(92,033)

Net Assets — 100.0%		1,106,547

Percentages indicated are based on net assets.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Abbreviations

REIT	Real Estate Investment Trust

(a)	The security or a portion of this security is on loan at March 31, 2021. The total value of securities on loan at March 31, 2021 is $81,398.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2021.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of March 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	90	06/2021	USD	10,005	220

Abbreviations

USD	United States Dollar

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$1,097,697	$—	$—	$1,097,697
Rights	—	—	164	164
Short-Term Investments
Investment Companies	18,997	—	—	18,997
Investment of Cash Collateral from Securities Loaned	81,722	—	—	81,722

Total Short-Term Investments	100,719	—	—	100,719

Total Investments in Securities	$1,198,416	$—	$164	$1,198,580

Appreciation in Other Financial Instruments
Futures Contracts	$220	$—	$—	$220

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 0.10% (a) (b)	$14,420	$400,720	$396,136	$(7)	$— (c)	$18,997	18,987	$22	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.13% (a) (b)	82,037	234,000	246,899	(13)	(11)	69,114	69,107	138	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.04% (a) (b)	9,849	167,925	165,166	—	—	12,608	12,608	5	—

Total	$106,306	$802,645	$808,201	$(20)	$(11)	$100,719		$165	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.
(c)	Amount rounds to less than one thousand.